Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2011
Prospectus

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Charlie Chai (co-manager) has managed the fund since May 2003.

Ali Khan (co-manager) has managed the fund since January 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 43.

Charlie Chai is co-manager of Fidelity Advisor Communications Equipment Fund, which he has managed since May 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

The following information replaces similar information for Fidelity Advisor Consumer Discretionary Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Gordon Scott (portfolio manager) has managed the fund since April 2012.

The following information replaces the biographical information for John Harris found in the "Fund Management" section on page 43.

Gordon Scott is portfolio manager of Fidelity Advisor Consumer Discretionary Fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

AFOC-12-02 May 10, 2012
1.480125.173

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2011
Prospectus

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Charlie Chai (co-manager) has managed the fund since May 2003.

Ali Khan (co-manager) has managed the fund since January 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 43.

Charlie Chai is co-manager of Fidelity Advisor Communications Equipment Fund, which he has managed since May 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

The following information replaces similar information for Fidelity Advisor Consumer Discretionary Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 10.

Gordon Scott (portfolio manager) has managed the fund since April 2012.

The following information replaces the biographical information for John Harris found in the "Fund Management" section on page 43.

Gordon Scott is portfolio manager of Fidelity Advisor Consumer Discretionary Fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

AFOCI-12-02 May 10, 2012
1.479771.165